JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and associates investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 1,240,958	$ 732,437	$ 1,298,505	$ 812,593
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			15,430	(79,998)
Semya S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates				(21,961)
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			1,267,200	906,547
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			$ 15,875	$ 8,005